Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 4,904,375	$ 3,889,483	$ 2,693,690
Support equipment and facilities	168,749	113,563	80,012
Drilling and work in progress	199,964	159,614	142,122
Unproved oil and gas properties	22,628	20,044	30,012
Total capitalized costs	5,295,716	4,182,704	2,945,836
Accumulated depreciation and valuation allowances	(4,277,053)	(3,306,031)	(2,239,487)
Net capitalized costs	1,018,663	876,673	706,349
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment		3,052	2,033
Total capitalized costs		3,052	2,033
Accumulated depreciation and valuation allowances		(2,827)	(1,973)
Net capitalized costs		225	60
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	4,904,375	3,892,535	2,695,723
Support equipment and facilities	168,749	113,563	80,012
Drilling and work in progress	199,964	159,614	142,122
Unproved oil and gas properties	22,628	20,044	30,012
Total capitalized costs	5,295,716	4,185,756	2,947,869
Accumulated depreciation and valuation allowances	(4,277,053)	(3,308,858)	(2,241,460)
Net capitalized costs	$ 1,018,663	$ 876,898	$ 706,409